Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Total intangible assets, at cost	$ 74,487	$ 79,134
Less: accumulated amortization	(51,973)	(51,266)
Total intangible assets, net	22,514	27,868
Trademark [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Total intangible assets, at cost	41,715	44,317
Software [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Total intangible assets, at cost	$ 32,772	$ 34,817